Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	2019	2018
Short-term bank deposits - denominated in R$	910,080	235,488
Short-term bank deposits - denominated in US$	58,262	62,441

	968,342	297,929